Commitments and Contingencies (Details) - Schedule of Contractual Obligations - Dec. 31, 2023 ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]	¥ 9,500	$ 1,338
Short-term bank borrowing		5,000	704
Operating lease liabilities	[2]	9,351	1,317
Loan payable to WuYi Transportation Construction	[3]	5,200	732
Total		¥ 29,051	4,091
Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]		9,500
Short-term bank borrowing			5,000
Operating lease liabilities	[2]		2,250
Loan payable to WuYi Transportation Construction	[3]		5,200
Total			21,950
Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings
Operating lease liabilities	[2]		4,290
Loan payable to WuYi Transportation Construction
Total			4,290
Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings
Operating lease liabilities	[2]		2,025
Loan payable to WuYi Transportation Construction
Total			2,025
Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings
Operating lease liabilities	[2]		786
Loan payable to WuYi Transportation Construction
Total			$ 786

[1]	The Group’s commitment for long-term bank borrowings and short-term bank borrowings as of December 31, 2023 is discussed in Note 13 BANK BORROWINGS.
[2]	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2023 is discussed in Note 15 LEASES.
[3]	The Group’s commitment for loan payable to WuYi Transportation Construction as of December 31, 2023 is discussed in Note 16 LOAN PAYABLES, Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES and Note 23 SUBSEQUENT EVENTS.